Employee Benefit Plans - Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Pension Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	$ 307,546		$ 276,757
Current service cost	3,890		4,013
Interest expense	14,185		14,172
Remeasurements
Actuarial gains arising from plan experience	3,253		6,341
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions			18,911
Benefits paid	(13,215)		(13,768)
Remeasurements
Contributions by plan participants	862		928
Transfer to other plans	1,384
Foreign exchange & other	(111)		192
Benefit obligation, Ending	316,410		307,546
Pension Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning		$ 58,546		$ 58,835
Current service cost		712		684
Interest expense		2,987		3,010
Remeasurements
Actuarial gains arising from plan experience		(513)		(353)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(3,024)		1,182
Benefits paid		(3,567)		(3,457)
Remeasurements
Contributions by plan participants
Transfer to other plans
Foreign exchange & other		5,020		(1,355)
Benefit obligation, Ending		60,161		58,546
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning	366,092		335,592
Current service cost	4,602		4,697
Interest expense	17,172		17,182
Remeasurements
Actuarial gains arising from plan experience	2,740		5,988
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(3,024)		20,093
Benefits paid	(16,782)		(17,225)
Remeasurements
Contributions by plan participants	862		928
Transfer to other plans	1,384
Foreign exchange & other	4,909		(1,163)
Benefit obligation, Ending	376,571		366,092
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	19,999		17,888
Current service cost	587		466
Interest expense	939		927
Remeasurements
Actuarial gains arising from plan experience
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	1,554		1,364
Benefits paid	(684)		(646)
Remeasurements
Contributions by plan participants
Transfer to other plans
Foreign exchange & other
Benefit obligation, Ending	22,395		19,999
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning		3,720		3,857
Current service cost
Interest expense		188		193
Remeasurements
Actuarial gains arising from plan experience		(177)		122
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(113)		35
Benefits paid		(378)		(403)
Remeasurements
Contributions by plan participants
Transfer to other plans
Foreign exchange & other		306		(84)
Benefit obligation, Ending		3,546		3,720
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning	23,719		21,745
Current service cost	587		466
Interest expense	1,127		1,120
Remeasurements
Actuarial gains arising from plan experience	(177)		122
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	1,441		1,399
Benefits paid	(1,062)		(1,049)
Remeasurements
Contributions by plan participants
Transfer to other plans
Foreign exchange & other	306		(84)
Benefit obligation, Ending	25,941		23,719
Plan Assets [Member] | Pension Plans Canadian [Member]
Remeasurements
Benefits paid	13,215		13,768
Remeasurements
Return on plan assets, excluding interest income	(23,219)		(20,499)
Administrative costs	459		511
Fair value of plan assets, Beginning	(348,170)		(324,069)
Contributions by plan participants	(862)		(928)
Contributions by employer (net of transfer to other plans)	(1,364)		(487)
Interest income	(15,867)		(16,466)
Foreign exchange & other
Fair value of plan assets, Ending	(374,424)		(348,170)
(Pension benefits) accrued benefit liabilities	(58,014)		(40,624)
Plan Assets [Member] | Pension Plans US [Member]
Remeasurements
Benefits paid		3,567		3,457
Remeasurements
Return on plan assets, excluding interest income		(389)		(2,053)
Administrative costs
Fair value of plan assets, Beginning		(49,913)		(47,718)
Contributions by plan participants
Contributions by employer (net of transfer to other plans)		(3,462)		(2,275)
Interest income		(2,582)		(2,443)
Foreign exchange & other		(4,389)		1,119
Fair value of plan assets, Ending		(57,168)		(49,913)
(Pension benefits) accrued benefit liabilities		2,993		8,633
Plan Assets [Member] | Pension Plans Total [Member]
Remeasurements
Benefits paid	16,782		17,225
Remeasurements
Return on plan assets, excluding interest income	(23,608)		(22,552)
Administrative costs	459		511
Fair value of plan assets, Beginning	(398,083)		(371,787)
Contributions by plan participants	(862)		(928)
Contributions by employer (net of transfer to other plans)	(4,826)		(2,762)
Interest income	(18,449)		(18,909)
Foreign exchange & other	(4,389)		1,119
Fair value of plan assets, Ending	(431,592)		(398,083)
(Pension benefits) accrued benefit liabilities	(55,021)		(31,991)
Plan Assets [Member] | Other Post-employment Benefit Plans Canadian [Member]
Remeasurements
Benefits paid	684		646
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)	(684)		(646)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities	22,395		19,999
Plan Assets [Member] | Other Post-employment Benefit Plans US [Member]
Remeasurements
Benefits paid		378		403
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)		(378)		(403)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities		$ 3,546		$ 3,720
Plan Assets [Member] | Other Post-employment Benefit Plans Total [Member]
Remeasurements
Benefits paid	463		1,049
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, Beginning
Contributions by plan participants
Contributions by employer (net of transfer to other plans)	(463)		(1,049)
Interest income
Foreign exchange & other
Fair value of plan assets, Ending
(Pension benefits) accrued benefit liabilities	$ 25,941		$ 23,719